Other Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Other Non-Financial Assets
The composition of the other non-financial assets as of December 31, 2024 and 2023 is as follows:

Composition	12/31/2024	12/31/2023
Investment property (see Note 17)	68,119,906	63,183,804
Advanced prepayments	23,721,169	20,269,335
Tax advances	10,153,256	31,456,801
Other	3,268,254	4,386,600

Total	105,262,585	119,296,540